Quarterly Results of Operations (Details) (USD $) In Thousands, except Per Share data, unless otherwise specified	3 Months Ended																12 Months Ended
	Dec. 31, 2012		Sep. 30, 2012		Jun. 30, 2012		Mar. 31, 2012		Dec. 31, 2011		Sep. 30, 2011		Jun. 30, 2011		Mar. 31, 2011		Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Summary of Unaudited Quarterly Results of Operations
Revenues as reported and adjusted																	$ 1,818,080	$ 1,325,670	$ 575,700
Net income (loss) attributable to common stockholders	90,576		37,269	[1]	54,735		39,307		27,282	[2]	36,607	[3]	69,847		23,372		221,884	157,108	106,882
Net income (loss) attributable to common stockholders per share:
Basic	$ 0.35		$ 0.17	[1]	$ 0.26		$ 0.20		$ 0.15	[2]	$ 0.21	[3]	$ 0.40		$ 0.15		$ 0.99	$ 0.90	$ 0.84
Diluted	$ 0.35		$ 0.16	[1]	$ 0.25		$ 0.19		$ 0.15	[2]	$ 0.21	[3]	$ 0.39		$ 0.15		$ 0.98	$ 0.90	$ 0.83
Quarterly Results of Operations (Textuals) [Abstract]
Decreases in net income amounts and per share attributable to gains on sales of real estate			12,827		32,450						185		30,224
Impairment of assets									11,992								29,287	12,194	947
Scenario, Previously Reported [Member]
Summary of Unaudited Quarterly Results of Operations
Revenues as reported and adjusted	500,663		474,139	[1]	453,082		435,359		407,391	[2]	384,786	[3]	381,059		255,477
Scenario, Adjustment [Member]
Summary of Unaudited Quarterly Results of Operations
Discontinued operations	(513)		(11,888)	[1]	(14,363)		(18,399)		(23,920)	[2]	(25,706)	[3]	(25,461)		(27,956)
Scenario, Actual [Member]
Summary of Unaudited Quarterly Results of Operations
Revenues as reported and adjusted	$ 500,150	[4]	$ 462,251	[1],[4]	$ 438,719	[4]	$ 416,960	[4]	$ 383,471	[2],[4]	$ 359,080	[3],[4]	$ 355,598	[4]	$ 227,521	[4]

[1]	(2) The decreases in net income and amounts per share are primarily attributable to gains on sales of real estate totaling $32,450,000 for the second quarter as compared to $12,827,000 for the third quarter.
[2]	(4) The decreases in net income and amounts per share are primarily attributable to impairment charges of $11,992,000.
[3]	(3) The decreases in net income and amounts per share are primarily attributable to gains on sales of real estate totaling $30,224,000 for the second quarter as compared to $185,000 for the third quarter.
[4]	(1) We have reclassified the income attributable to the properties sold prior to or held for sale at June 30, 2013 to discontinued operations. See Note 5.